Patents - Additional Information (Detail) (Patents and other intangibles [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Patents and other intangibles [Member]
Finite-Lived Intangible Assets [Line Items]
Purchase of patents	$ 22,676	$ 26,964
Amortization expense	$ 24,794	$ 21,645